Financial investments and financial receivables - Current prepayments and financial receivables (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Prepayments and financial receivables	[1]	$ 3,885	$ 6,084	$ 5,300
Total current financial receivables
Disclosure of financial assets [line items]
Prepayments and financial receivables		2,726	4,868
Interest-bearing financial receivables and accrued interest
Disclosure of financial assets [line items]
Prepayments and financial receivables		256	614
Collateral receivables
Disclosure of financial assets [line items]
Prepayments and financial receivables		2,470	4,254
Prepayments and other non-financial receivables
Disclosure of financial assets [line items]
Prepayments and financial receivables		$ 1,159	$ 1,216

[1]
1) Amounts as at 1 January 2024 and 31 December 2024 have been restated due to a change in classification of cash collaterals for commodity derivative transactions. For more information see note 2 Accounting policies.